Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
Note 11 — Fair Value Measurements
Certain of the Company’s financial assets and liabilities are reported at fair value on the condensed consolidated balance sheet (Successor). An established fair value hierarchy prioritizes the relative reliability of inputs used in fair value measurements. The hierarchy gives highest priority to Level 1 inputs that represent unadjusted quoted market prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are directly or indirectly observable inputs other than quoted prices included within Level 1. Level 3 inputs are unobservable inputs and have the lowest priority in the hierarchy.
Recurring Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2024 (Successor), and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

(dollars in thousands)	Public Warrants (Level 1)	Senior Secured Term Loan (Level 2)	Private Placement Warrants (Level 3)	Working Capital Warrants (Level 3)	Total Liabilities Fair Value
Fair value as of February 14, 2024 (Successor)	$39,962	$761,401	$19,813	$—	$821,176

Additions	—	9,801	—	10,283	20,084
Change in valuation inputs or other assumptions	(2,875)	—	550	562	(1,763)

Fair Value as of March 31, 2024 (Successor)	37,087	771,202	20,363	10,845	839,497

Additions	—	19,175	—	—	19,175
Change in valuation inputs or other assumptions	24,294	—	37,839	19,045	81,178

Fair value as of June 30, 2024 (Successor)	$61,381	$790,377	$58,202	$29,890	$939,850

There were no transfers in or out of Level 2 or Level 3 from other levels in the fair value hierarchy during periods February 14, 2024 through June 30, 2024 (Successor).
There were no financial assets or liabilities accounted for at fair value on a recurring basis in the Predecessor financial statements as of December 31, 2023 (Predecessor) or for the period from January 1, 2024 to February 13, 2024 (Predecessor) and the three and six months ended June 30, 2023 (Predecessor).
Investments Held in Money Market Accounts
As of June 30, 2024 (Successor), investments in the Company’s money market accounts consisted of $111.8 million in demand deposit accounts (and are therefore not reflected in the table above).
Accounts Payable and Accrued Expenses
The carrying values of accounts payable and accrued expenses are considered to be representative of their respective fair values due to the short-term maturities of those instruments (and are therefore not reflected in the table above).
Senior Secured Term Loan
As of June 30, 2024 (Successor), the estimated fair value of the Senior Secured Term Loan approximates the amount of principal and paid-in-kind
interest outstanding because the interest rate is reflective of market rates and such outstanding amount may be repaid, in full or in part, at any time without penalty, the inputs are considered a Level 2 fair value measurement.

Warrant Liabilities
The Public Warrants are measured at the Observable Quoted Price in Active Markets. The Private Warrants and the Working Capital Warrants are measured using the Modified Black-Scholes Optional Pricing Model. The estimated fair value of the private warrant and the working capital warrant liabilities is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
As Private Placement Warrants held by FL
Co-Investment,
LLC (“FL
Co-Investment”)
and Intrepid Financial Partners, L.L.C. (“Intrepid Financial Partners”) will not be exercisable more than five years from the effective date of the registration statement, the exercise period end date is different than other Private Placement Warrants and Working Capital Warrants which will expire five years after the Closing Date or earlier upon redemption or liquidation. Accordingly, they have different inputs to the Modified Black-Scholes Optional Pricing Model.
The following table provides quantitative information regarding Level 3 inputs used to determine the fair values of Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners as of June 30, 2024 (Successor).

Inputs	June 30, 2024 (Successor)
Stock price	$15.07
Strike price	$11.50
Term (in years)	1.65
Volatility	45.0%
Risk-free rate	4.73%
Dividend yield	0.00%
The following table provides quantitative information regarding Level 3 fair value measurements used to determine the fair value of the Working Capital Warrants and the Private Placement Warrants, excluding Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners, as of June 30, 2024 (Successor).

Inputs	June 30, 2024 (Successor)
Stock price	$15.07
Strike price	$11.50
Term (in years)	4.63
Volatility	60.0%
Risk-free rate	4.27%
Dividend yield	0.00%

Flame Acquisition Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
NOTE 9 — FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2023	Level	December 31, 2022
Assets:
Funds held in Trust Account	1	$—	1	$290,718,297
Liabilities:
Warrant liability—Public Warrants	1	$27,743,750	1	$9,343,750
Warrant liability—Private Pl ac ement Warrants	3	$11,470,000	3	$2,805,500
Convertible Pro m issory Notes—Related Parties	3	$6,381,294	3	$1,409,730

Investments Held in Trust Account
As of December 31, 2023 and 2022, investments in the Company’s Trust Account consisted of $63,558,404 in a demand deposit account (and are therefore not reflected in the table above)
and $290,718,297 in U.S. Money Market funds that invest primarily in U.S. Treasury securities, respectively.
Except as described below, there were no transfers between Levels 1, 2 or 3 during the years ended December 31, 2023 and 2022.
Level 1 instruments include investments in money markets investing in U.S. Treasury securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Warrant Liabilities
The fair value of warrants issued by the Company in connection with the Public Offering and Private Placement had been estimated using Monte-Carlo simulations at the initial measurement date up to the date when the Public Warrants started trading on April 19, 2021. For each subsequent measurement since April 19, 2021, the public warrants were measured at the Observable Quoted Price in Active Markets. Private warrants were measured using the Modified Black-Scholes Optional Pricing Model. The estimated fair value of the private warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
As Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners, will not be exercisable more than five years from the effective date of the registration statement, the exercise period end date is different than other Private Placement Warrants which will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation. Accordingly, they have different inputs to the Modified Black-Scholes Optional Pricing Model.
The following table provides quantitative information regarding Level 3 inputs used to determine the fair values of Private Placement Warrants as of December 31, 2023 and 2022.

	December 31, 2023	December 31, 2022
Stock price	$11.39	$10.05
Strike price	$11.50	$11.50
Term (in years)	2.15	3.15
Volatility	5.3%	0.0%
Risk-free rate	4.11%	4.12%
Dividend yield	0.00%	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements used to determine the fair value of the Private Placement Warrants, excluding Private Placement Warrants held by FL
Co-Investment
and
Intrepid
Financial Partners, as of December 31, 2023 and 2022.

Inputs	December 31, 2023	December 31, 2022
Stock price	$11.39	$10.05
Strike price	$11.50	$11.50
Term (in years)	5.09	5.25
Volatility	5.3%	0.0%
Risk-free rate	3.77%	3.91%
Dividend yield	0.00%	0.00%
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2021	$8,625,000	$4,022,250	$12,647,250
Change in valuation inputs or other assumptions	718,750	(1,216,750)	(498,000)

Fair value as of December 31, 2022	9,343,750	2,805,500	12,149,250
Change in valuation inputs or other assumptions	18,400,000	8,664,500	27,064,500

Fair value as of December 31, 2023	$27,743,750	$11,470,000	$39,213,750

Convertible Promis
s
ory No
te
s – Related Parties
The convertible promissory notes were valued using a combination of Black-Scholes and Geske models, which is considered to be primarily a Level 3 fair value measurement input. The estimated fair value of the Promissory Notes was based on the following significant inputs:

Inputs	2023 Input (a)	December 31, 2023	December 31, 2022
Exercise price	$ 11.50	$11.50	$11.50
Volatility	1.9% - 2.5%	11.4%	1.2%
Expected term to warrant expiration	5.2 - 5.6 years	5.1 years	5.3 years
Risk-free-rate	3.39% - 4.17%	3.77%	3.91%
Dividend yield	0%	0%	0%
Stock price	$ 10.13 - $10.39	$11.39	$10.05

(a)	Represents the range of inputs utilized on the respective dates of the initial valuations of the various convertible note draws and extinguishments during the year ended December 31, 2023.

The following table presents the changes in the fair value of the Level 3 Promissory Notes:

Fair value as of December 31, 2021	$956,115
Proceeds received through Convertible Promissory Note on March 29, 2022	335,000
Initial measurement of fair value of Promissory Note	(52,126)
Change in fair value of Promissory Notes	170,741

Fair value as of December 31, 2022	$1,409,730
Principal amount of Promissory Notes amended on March 29, 2023	726,370
Initial measurement of fair value of Promissory Notes upon extinguishment of debt	(42,205)
Proceeds received through Convertible Promissory Notes on May 12, 2023, June 28, 2023, and August 30, 2023	1,080,000
Initial Measurement of fair value of Promissory Notes	(490,995)
Change in valuation inputs or other assumptions	3,698,394

Fair value as of December 31, 2023	$6,381,294

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the years ended December 31, 2023 and 2022.